Consolidated Balance Sheets - USD ($) $ in Thousands	Jan. 02, 2016	Jan. 03, 2015
Current assets:
Cash and cash equivalents	$ 20,994	$ 51,995
Marketable debt securities – current	6,567	69,609
Accounts receivable, net of allowance for doubtful accounts of $1,039 and $739, respectively	29,002	19,693
Inventories	86,600	53,535
Income taxes receivable	15,284	0
Prepaid expenses	10,207	17,792
Deferred income taxes	15,535	8,786
Other current assets	13,737	11,185
Total current assets	197,926	232,595
Non-current assets:
Marketable debt securities – non-current	8,553	44,441
Property and equipment, net	204,376	165,453
Goodwill and intangible assets, net	83,344	15,986
Deferred income taxes	0	3,433
Other assets	19,197	12,279
Total assets	513,396	474,187
Current liabilities:
Accounts payable	103,941	84,197
Customer prepayments	51,473	28,726
Accrued sales returns	20,562	15,262
Compensation and benefits	15,670	33,066
Taxes and withholding	9,856	10,207
Other current liabilities	23,447	15,594
Total current liabilities	224,949	187,052
Non-current liabilities:
Warranty liabilities	4,942	2,722
Deferred income taxes	12,499	0
Other long-term liabilities	48,667	27,506
Total liabilities	291,057	217,280
Shareholders' equity:
Undesignated preferred stock; 5,000 shares authorized, no shares issued and outstanding	0	0
Common stock, $0.01 par value; 142,500 shares authorized, 49,402 and 52,798 shares issued and outstanding, respectively	494	528
Additional paid-in capital	0	0
Retained earnings	221,859	256,413
Accumulated other comprehensive loss	(14)	(34)
Total shareholders’ equity	222,339	256,907
Total liabilities and shareholders’ equity	$ 513,396	$ 474,187